DAC, VOBA, DSI, and DFEL (DAC) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	$ 964	$ 958	$ 1,100
Traditional Life [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	1,195	1,082
Deferrals	266	220
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(128)	(107)
Balance as of end-of-year	1,333	1,195	1,082
Ul and Other [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	5,360	5,425
Business acquired (sold) through reinsurance		(294)
Deferrals	539	523
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(294)	(294)
Balance as of end-of-year	5,605	5,360	5,425
Retirement Plan Services Segment [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	235	232
Deferrals	20	22
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(19)	(19)
Balance as of end-of-year	236	235	232
Group Protection Segment [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	140	187
Deferrals	98	91
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(97)	(138)
Balance as of end-of-year	141	140	187
Variable Annuities [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	3,717	3,570
Deferrals	391	487
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(357)	(340)
Balance as of end-of-year	3,751	3,717	3,570
Fixed Annuity [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	448	479
Deferrals	60	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(69)	(60)
Balance as of end-of-year	$ 439	$ 448	$ 479